Document And Entity Information	Apr. 30, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 30, 2021
Entity Registrant Name	Talis Biomedical Corp
Entity Central Index Key	0001584751
Entity Emerging Growth Company	true
Entity File Number	001-40047
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	46-3122255
Entity Address, Address Line One	230 Constitution Drive
Entity Address, City or Town	Menlo Park
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94025
City Area Code	(650)
Local Phone Number	433-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	TLIS
Security Exchange Name	NASDAQ